Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision (benefit) consists of the following for the year ended December 31, 2021:

December 31, 2021
Current
Federal	$—
State	—
Deferred
Federal	(124,499)
State	—
Valuation allowance	124,499

Income tax provision	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s net deferred tax assets are as follows as of December 31, 2021:

December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$109,411
Net operating loss carryforwards	15,088

Total deferred tax assets	124,499
Valuation allowance	(124,499)

Deferred tax asset, net of allowance	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the year ended December 31, 2021:

December 31, 2021
Statutory Federal income tax rate	21.0%
Meals & entertainment	0.0%
Financing costs	0.0%
Change in fair value of warrant liabilities	4.8%
Change in Valuation Allowance	(25.8)%

Income Taxes Benefit	0.0%